Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 175	$ 0	$ 3	$ 565,586	$ (159,362)	$ 0	$ 406,402
Beginning balance,shares at Dec. 31, 2019	17,556,738	14,428	250,000
Stock-based compensation expense (Note 17)	$ 2	$ 0	$ 0	1,998	0	0	2,000
Stock-based compensation expense, shares (Note 17)	184,270
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	$ 0	0	0	(76)	0	0	(76)
Net Income for the year	0	0	0	0	41,563	0	41,563
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(3,995)	0	(3,995)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	$ 0	0	18,847	0	0	18,847
Issuance of Series B Preferred Shares, net of offering costs, shares		8,394
Class A common shares dividend (Note 16)							0
Ending balance, value at Dec. 31, 2020	$ 177	$ 0	$ 3	586,355	(121,794)	0	464,741
Ending balance,shares at Dec. 31, 2020	17,741,008	22,822	250,000
Stock-based compensation expense (Note 17)	$ 8	$ 0	$ 0	3,502	0	0	3,510
Stock-based compensation expense, shares (Note 17)	747,604
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	$ 55	0	0	67,494	0	0	67,549
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	5,541,959
Conversion of Series C Preferred shares to Class A common shares (Note 16)	$ 130	0	$ (3)	(127)	0	0	0
Conversion of Series C Preferred shares to Class A common shares (Note 16)	12,955,188
Conversion of Series C Preferred shares to Class A common shares (Note 16)			(250,000)
Cancellation of Class A common shares (Note 16)	$ (5)	0	$ 0	(9,995)	0	0	(10,000)
Cancellation of Class A common shares (Note 16)	(521,650)
Other comprehensive income	$ 0	0	0	0	0	227	227
Net Income for the year	0	0	0	0	171,495	0	171,495
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(8,263)	0	(8,263)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	$ 0	0	51,234	0	0	51,234
Issuance of Series B Preferred Shares, net of offering costs, shares		20,770
Class A common shares dividend (Note 16)	0	$ 0	0	0	(27,940)	0	(27,940)
Ending balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	698,463	13,498	227	712,553
Ending balance,shares at Dec. 31, 2021	36,464,109	43,592	0
Stock-based compensation expense (Note 17)	$ 5	$ 0	$ 0	10,099	0	0	10,104
Stock-based compensation expense, shares (Note 17)	586,819
Cancellation of Class A common shares (Note 16)	$ (11)	0	0	(20,000)	0	0	(20,011)
Cancellation of Class A common shares (Note 16)	(1,060,640)
Other comprehensive income	$ 0	0	0	0	0	31,253	31,253
Net Income for the year	0	0	0	0	292,925	0	292,925
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	0	(300)	0	0	(300)
Class A common shares dividend (Note 16)	0	0	0	0	(50,497)	0	(50,497)
Ending balance, value at Dec. 31, 2022	$ 359	$ 0	$ 0	$ 688,262	$ 246,390	$ 31,480	$ 966,491
Ending balance,shares at Dec. 31, 2022	35,990,288	43,592	0